Financial instruments - Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 24,496,285.6	$ 286,741.0	₨ 21,269,897.6
Gross Assets	179,812.4	2,104.8	109,038.5
Gross Liabilities	143,566.1	1,680.5	109,409.9
Net Fair Value	36,246.3	424.4	(371.4)
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	10,191,133.7	119,292.2	7,834,342.2
Gross Assets	58,654.3		53,970.3
Gross Liabilities	48,979.2		63,112.8
Net Fair Value	9,675.1	113.3	(9,142.5)
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	615,831.9	7,208.6	592,414.5
Gross Assets	15,507.0		10,071.3
Gross Liabilities	5,676.8		4,514.9
Net Fair Value	9,830.2	115.1	5,556.4
Currency options
Derivatives, Fair Value [Line Items]
Notional	291,621.4	3,413.6	223,904.8
Gross Assets	1,065.3		588.1
Gross Liabilities	1,332.6		873.2
Net Fair Value	(267.3)	(3.1)	(285.1)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	462,773.9	5,417.0	493,708.2
Gross Assets	19,180.2		11,754.5
Gross Liabilities	4,360.8		4,440.2
Net Fair Value	14,819.4	173.5	7,314.3
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	12,934,924.7	151,409.6	12,125,527.9
Gross Assets	85,405.6		32,654.3
Gross Liabilities	83,216.7		36,468.8
Net Fair Value	₨ 2,188.9	$ 25.6	₨ (3,814.5)